Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
	December 31,
	2019	2018
	US$’000	US$’000

Office premises*	1,866	1,866
Leasehold improvements	155	156
Furniture, fixtures and office equipment	511	591
Motor vehicles	173	173
Testing equipment	37	37
	2,742	2,823

Less: Accumulated depreciation	(2,042)	(2,069)
	700	754

* Far East earns rental income from a property in Beijing, PRC for which it does not hold the title. Far East is investigating various ways in which to obtain the title but has not formulated a specific plan as of the date of issuance of this consolidated financial statements. The net book value of the property at December 31, 2019 is approximately US$96,000 (2018: US$100,000).

Depreciation charge
	Year ended December 31,
	2019	2018	2017
	US$’000	US$’000	US$’000

Depreciation charge	69	60	61

ZHEJIANG TIANLAN
Property, plant and equipment
	December 31,
	2019	2018
	RMB’000	RMB’000

Building and leasehold improvements	167,874	56,665
Furniture, fixtures and office equipment	3,543	11,090
Motor vehicles	4,808	4,390
Plant and machineries	8,937	111,928

Total	185,162	184,073

Less: Accumulated depreciation and amortization	(63,881)	(57,795)
Accumulated impairment losses	(33,500)	(33,500)

Total	(97,381)	(91,295)

Net	87,781	92,778

Depreciation charge
	Year ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000

Depreciation charge	6,556	11,755	12,647